Note 10 - Income Taxes - Reconciliation of Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provision at statutory rate, amount	$ 1,129	$ 1,011
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%
Tax-exempt interest, amount	$ (342)	$ (350)
Tax-exempt interest, percentage	(6.40%)	(7.30%)
Nondeductible interest expense, amount	$ 66	$ 46
Nondeductible interest expense, percentage	1.20%	1.00%
Bank owned life insurance, amount	$ (54)	$ (52)
Bank owned life insurance, percentage	(1.00%)	(1.10%)
Nondeductible merger expenses	$ 113	$ 0
Nondeductible merger expenses, percent	2.10%	0.00%
Other, net, amount	$ (18)	$ 5
Other, net, percentage	(0.30%)	0.10%
Total Provision	$ 894	$ 660
Applicable Income Taxes and Effective Rates, percentage	16.60%	13.70%